Document and Entity Information	Nov. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001183765
Document Type	8-K
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	Molecular Templates, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32979
Entity Tax Identification Number	94-3409596
Entity Address, Address Line One	9301 Amberglen Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78729
City Area Code	(512)
Local Phone Number	869-1555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MTEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false